Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Feb. 24, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

Debt Obligations	Interest Rate as of February 24, 2023	Fiscal Year Maturity	February 24, 2023	February 25, 2022
U.S. dollar obligations:
Senior notes	5.125%	2029	$445.5	$444.9
Notes payable	5.90%	2024	32.2	34.9
Other committed bank facility	7.06%	2024	3.5	2.4
			481.2	482.2
Foreign currency obligations:
Notes payable			—	0.3
Total short-term borrowings and long-term debt			481.2	482.5
Less: Short-term borrowings and current portion of long-term debt (1)			35.7	5.1
Long-term debt			$445.5	$477.4
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(1)The weighted-average interest rate for short-term borrowings and the current portion of long-term debt was 6.0% as of February 24, 2023 and 2.3% as of February 25, 2022.

Schedule of Maturities of Long-term Debt [Table Text Block]
The annual maturities of short-term borrowings and long-term debt for each of the following five years are as follows:

Fiscal Year Ending in February	Amount
2024	$35.7
2025	—
2026	—
2027	—
2028	—
Thereafter	445.5
$481.2